Long-term debt - Term Loan Credit Facilities (Details) $ in Thousands	1 Months Ended							3 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) vessel	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Oct. 31, 2021 USD ($) vessel	Jul. 31, 2021 USD ($) creditFacility	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2021 USD ($)
Debt Instrument [Line Items]
Carrying amount, gross | $									$ 3,323,700	$ 3,736,700
Leases For Four 11800 and Four 15000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel									8
Leases For Seven 15000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel									7
Leases For Three 7000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel									3
Term Loan Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings | $									$ 2,367,516	3,751,731
Credit facilities, aggregate borrowings undrawn | $									1,191,936	2,518,743
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings | $			$ 250,000	$ 1,170,918		$ 1,077,137	$ 633,088	$ 6,500			$ 108,000		$ 6,500
Number of long-term credit facilities | creditFacility								2
Interest rate								3.80%					3.80%
Loan credit number of vessels | vessel				15		10	8
Carrying amount, gross | $									$ 1,175,600	$ 1,233,000		$ 100,000
Early prepayment of credit facility | $	$ 89,250				$ 240,000
Amount drawn of credit facility | $		$ 50,000	$ 200,000
Term of debt			2 years
Weighted average rate of interest, including the margin									7.40%	6.40%
Term Loan Credit Facility | Line of Credit | Leases For Four 11800 and Four 15000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel									3	5
Term Loan Credit Facility | Line of Credit | Leases For Seven 15000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel									7
Term Loan Credit Facility | Line of Credit | Leases For Three 7000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel									3
Term Loan Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Interest rate margin									1.90%	0.40%
Borrowing permitted relative to total assets			65.00%
Commitment fee on undrawn amount									0.44%	0.25%
Term Loan Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Interest rate margin									2.40%	2.50%
Borrowing permitted relative to total assets			75.00%
Commitment fee on undrawn amount									0.49%	0.58%
Term Loan Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate margin						3.39%	1.40%
Term Loan Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Interest rate margin				1.40%
Term Loan Credit Facility | Line of Credit | Average Benchmark, 3 Month
Debt Instrument [Line Items]
Benchmark rate									5.40%	4.80%
Term Loan Credit Facility | Line of Credit | Average Benchmark, 6 Month
Debt Instrument [Line Items]
Benchmark rate									5.40%	3.50%
Term Loan Credit Facility for Three Vessels | Line of Credit
Debt Instrument [Line Items]
Credit facilities, aggregate borrowings undrawn | $									$ 255,246
Loan credit number of vessels | vessel									3
Term Loan Credit Facility for Twelve Vessels | Line of Credit
Debt Instrument [Line Items]
Credit facilities, aggregate borrowings undrawn | $									$ 936,690
Loan credit number of vessels | vessel									12